Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (273,413)	$ (11,307,239)	$ (2,822,319)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for expected credit losses	85,644	1,247,907	753,447
Depreciation and amortization expenses	231,111	518,493	383,286
Loss (gain) from disposal of property and equipment	863	1,688,078	(96,921)
Impairment of goodwill		5,617,865
Impairment of intangible assets		536,206
Amortization of right-of-use assets	197,244	405,121	347,025
Share-based compensation expenses	109,714	135,547	160,777
Deferred tax expenses (benefits)	287,651	(739,227)	134,125
Equity investment loss	24,502	229	80
Changes in fair value of short-term investments	(108,949)	(654,980)	240,489
(Upward) downward adjustments in investments in an equity security	(29,298)	(81,265)	65,394
Changes in operating assets and liabilities:
Accounts receivable	(2,316,625)	2,789,772	1,076,292
Prepayments	1,285,433	(388,706)	(659,496)
Prepayments – related party		112,980	(118,888)
Inventories	(10,166)	(409,771)	(193,833)
Other current assets	168,491	27,685	66,148
Accounts payable	(132,054)	548,591	103,825
Advances from customers	(620,949)	456,078	369,249
Income tax payable	(4,137)	(102,326)	3,557
Accrued expenses and other liabilities	(127,754)	81,554	(167,585)
Lease liabilities	(240,551)	(428,363)	(306,392)
Net Cash (Used in) Provided by Operating Activities	(1,473,243)	54,229	(661,740)
Cash Flows from Investing Activities:
Purchases of property and equipment	(3,045,183)	(839,736)	(1,615,905)
Proceeds from disposal of property and equipment		31,634	1,112,440
Payments of deposits for property purchase			(245,467)
Loans to third parties		(833,226)	(1,032,219)
Repayment of loans from third parties	277,944	2,390,776	1,806,772
Acquisition of a subsidiary			(3,055,432)
Increase of cash in connection with acquisition of subsidiary			6,206
Due from related parties		220,310	139,694
Proceeds from redemption of equity investment	195,169
Investments in short-term investments	(10,656,730)	(6,317,257)	(996,638)
Proceeds from redemption of short-term investments	11,421,047	1,592,844	533,891
Net Cash Used in Investing Activities	(1,807,753)	(3,754,655)	(3,346,658)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares in connection with direct offering	3,838,200		1,850,744
Net Cash Provided by Financing Activities	3,838,200		1,850,744
Effect of exchange rate changes on cash and cash equivalents	(264,592)	(271,333)	(236,875)
Net decrease in cash and cash equivalents	292,612	(3,971,759)	(2,394,529)
Cash and cash equivalents at beginning of year	7,548,694	11,520,453	13,914,982
Cash and cash equivalents at end of year	7,841,306	7,548,694	11,520,453
Supplemental Cash Flow Information
Cash paid for income tax	45,944	114,501	134,232
Noncash investing activities
Right-of-use assets obtained in exchange for operating lease obligations	55,765	71,726	1,774,723
Decrease in right of use assets and operating lease obligations due to termination	(554,265)	(579,491)
Due from a third party for disposal of property and equipment			210,868
Addition of property and equipment from deposit and prepayment for properties		$ 233,267	$ 160,940